Fair Value Of Financial Instruments (Fair Value Financial Instrument Not Required To Be Carried At Fair Value) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	$ 6,092		$ 6,718
Restricted commercial mortgage loans	411		507
Long-term borrowings	4,726		4,952
Non-recourse funding obligations	3,256		3,437
Notional Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans		[1]		[1]
Restricted commercial mortgage loans		[1],[2]		[1],[2]
Other invested assets		[1]		[1]
Long-term borrowings		[1],[3]		[1],[3]
Non-recourse funding obligations		[1],[3]		[1],[3]
Borrowings related to securitization entities		[1],[2]		[1],[2]
Investment contracts		[1]		[1]
Commitments to fund limited partnerships	78		110
Ordinary course of business lending commitments	9		28
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	6,092		6,718
Restricted commercial mortgage loans	411	[2]	507	[2]
Other invested assets	786		267
Long-term borrowings	4,726	[3]	4,952	[3]
Non-recourse funding obligations	3,256	[3]	3,437	[3]
Borrowings related to securitization entities	348	[2]	443	[2]
Investment contracts	18,880		19,772
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans	6,500		6,896
Restricted commercial mortgage loans	461	[2]	554	[2]
Other invested assets	795		272
Long-term borrowings	4,353	[3]	4,928	[3]
Non-recourse funding obligations	2,160	[3]	2,170	[3]
Borrowings related to securitization entities	375	[2]	467	[2]
Investment contracts	$ 19,681		$ 20,471

[1]	These financial instruments do not have notional amounts.
[2]	See note 18 for additional information related to consolidated securitization entities.
[3]	See note 13 for additional information related to borrowings.